Short Term Notes Payable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Short Term Notes Payable (Details) [Line Items]
Loans Payable, Current	$ 160,754	$ 111,778
Merchant Note Payable #1 [Member] | Notes Payable to Banks [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage	23.00%
Debt Instrument, Maturity Date, Description	March of 2017
Repayments of Debt	$ 44,061
Principal Balance Outstanding	82,010
Interest Payable	3,246
Loans Payable, Current	85,256
Merchant Note Payable #2 [Member] | Notes Payable to Banks [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	$ 43,500
Debt Instrument, Interest Rate, Stated Percentage	31.00%
Debt Instrument, Maturity Date, Description	September of 2017
Principal Balance Outstanding	$ 36,097
Interest Payable	2,263
Loans Payable, Current	38,360
Merchant Note Payable #3 [Member] | Notes Payable to Banks [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	$ 45,000
Debt Instrument, Interest Rate, Stated Percentage	29.00%
Principal Balance Outstanding	$ 35,363
Interest Payable	1,815
Loans Payable, Current	$ 37,178
Debt Instrument, Maturity Date	Nov. 28, 2016